Stockholders' Equity (10K) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term	4 years 4 months 20 days
Options outstanding	85,000	58,000	57,000	56,000	36,000
Excercisable stock options	56,000	46,000	44,000	35,000
Weighted average exercise price	$ 50.00	$ 50.00	$ 62.50	$ 62.50	$ 62.50
1999 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance		4,000,000
Option vesting period		Quarterly over 3 years
Date adopted by stockholders		June 1, 2009
Option term		7 years
Options outstanding		20
Excercisable stock options		20
Weighted average exercise price		$ 250.00
2009 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance		7,000,000
Option vesting period		Quarterly over 3 years
Option term		7 years
Options outstanding		340
Excercisable stock options		340
Weighted average exercise price		$ 131.25
2011 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance		150,000,000
Option vesting period		Immediate/Quarterly over 3 years
Date adopted by stockholders		November 1, 2011
Option term		7 years
Options outstanding		57,000
Excercisable stock options		45,000
Weighted average exercise price		$ 57.50
Individual Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period		Quarterly over 3 years
Option term		7 years
Options outstanding		100
Excercisable stock options		100
Weighted average exercise price		$ 187.50